Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Aristotle Funds Series Trust
Entity Central Index Key	0001959372
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Bond Fund
Class Name	Class I
Trading Symbol	PLEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$24	0.48%
[1]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 149,205,372
Holdings Count | $ / shares	264
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$149,205,372
Number of Holdings	264
Portfolio Turnover Rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	27.0%
Federal National Mortgage Association	7.3%
Federal Home Loan Mortgage Corp.	4.9%
Ginnie Mae II Pool	4.5%
Onslow Bay Mortgage Loan Trust	3.0%
JPMorgan Chase & Co.	1.7%
Angel Oak Mortgage Trust LLC	1.6%
BRAVO Residential Funding Trust	1.5%
Goldman Sachs Group, Inc.	1.4%
Morgan Stanley	1.4%
Sector Breakdown (%)
[2]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Bond Fund
Class Name	Class I-2
Trading Symbol	PLEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.48%
[3]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 149,205,372
Holdings Count | $ / shares	264
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$149,205,372
Number of Holdings	264
Portfolio Turnover Rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	27.0%
Federal National Mortgage Association	7.3%
Federal Home Loan Mortgage Corp.	4.9%
Ginnie Mae II Pool	4.5%
Onslow Bay Mortgage Loan Trust	3.0%
JPMorgan Chase & Co.	1.7%
Angel Oak Mortgage Trust LLC	1.6%
BRAVO Residential Funding Trust	1.5%
Goldman Sachs Group, Inc.	1.4%
Morgan Stanley	1.4%
Sector Breakdown (%)
[4]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class A
Trading Symbol	ARALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	0.90%
[5]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Net Assets	$ 561,560,909
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$561,560,909
Number of Holdings	49
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Microsoft Corp.	8.0%
Alphabet, Inc.	5.2%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
JPMorgan Chase & Co.	3.5%
Oracle Corp.	3.1%
Costco Wholesale Corp.	2.2%
Sector Breakdown (%)**
[6],[7]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class I
Trading Symbol	ARILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.65%
[8]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 561,560,909
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$561,560,909
Number of Holdings	49
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Microsoft Corp.	8.0%
Alphabet, Inc.	5.2%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
JPMorgan Chase & Co.	3.5%
Oracle Corp.	3.1%
Costco Wholesale Corp.	2.2%
Sector Breakdown (%)**
[9]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class I-2
Trading Symbol	AILLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$36	0.65%
[10]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 561,560,909
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$561,560,909
Number of Holdings	49
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Microsoft Corp.	8.0%
Alphabet, Inc.	5.2%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
JPMorgan Chase & Co.	3.5%
Oracle Corp.	3.1%
Costco Wholesale Corp.	2.2%
Sector Breakdown (%)**
[11],[12]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class A
Trading Symbol	PLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$43	0.85%
[13]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 3,169,049,784
Holdings Count | $ / shares	465
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class C
Trading Symbol	PLNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$82	1.60%
[14]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Net Assets	$ 3,169,049,784
Holdings Count | $ / shares	465
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)
[15]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class I
Trading Symbol	PLIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.45%
[16]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 3,169,049,784
Holdings Count | $ / shares	465
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class I-2
Trading Symbol	PLIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$28	0.55%
[17]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 3,169,049,784
Holdings Count | $ / shares	465
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)
[18]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class A
Trading Symbol	PLFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$53	1.03%
[19]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 3,870,222,991
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%

Holdings [Text Block]

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class C
Trading Symbol	PLBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$91	1.78%
[20]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
Net Assets	$ 3,870,222,991
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)
[21]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class I
Trading Symbol	PLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.70%
[22]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 3,870,222,991
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%

Holdings [Text Block]

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class I-2
Trading Symbol	PLFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$40	0.78%
[23]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 3,870,222,991
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)
[24]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class A
Trading Symbol	ARAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	0.95%
[25]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
Net Assets	$ 217,986,089
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$217,986,089
Number of Holdings	40
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.1%
Broadcom, Inc.	5.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	4.4%
Visa, Inc.	3.7%
Oracle Corp.	3.1%
Home Depot, Inc.	2.1%
Sector Breakdown (%)**
[26]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class I
Trading Symbol	ARIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.70%
[27]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.70%
Net Assets	$ 217,986,089
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$217,986,089
Number of Holdings	40
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.1%
Broadcom, Inc.	5.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	4.4%
Visa, Inc.	3.7%
Oracle Corp.	3.1%
Home Depot, Inc.	2.1%
Sector Breakdown (%)**
[28],[29]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class I-2
Trading Symbol	AIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$40	0.70%
[30]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.70%
Net Assets	$ 217,986,089
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$217,986,089
Number of Holdings	40
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.1%
Broadcom, Inc.	5.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	4.4%
Visa, Inc.	3.7%
Oracle Corp.	3.1%
Home Depot, Inc.	2.1%
Sector Breakdown (%)**
[31],[32]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class A
Trading Symbol	PLAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.95%
[33]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 105,112,357
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)
[34]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class C
Trading Symbol	PLCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$88	1.70%
[35]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.70%
Net Assets	$ 105,112,357
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)
[36]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class I
Trading Symbol	PLHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.55%
[37]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 105,112,357
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)
[38]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class I-2
Trading Symbol	PLHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$34	0.65%
[39]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 105,112,357
Holdings Count | $ / shares	222
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class A
Trading Symbol	ARAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	1.04%
[40]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
Net Assets	$ 558,554,901
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$558,554,901
Number of Holdings	41
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Issuers	(%)
Brookfield Corp.	4.9%
Sony Group Corp.	4.6%
Safran SA	4.5%
Cameco Corp.	3.9%
Pan Pacific International Holdings Corp.	3.8%
Erste Group Bank AG	3.7%
Credicorp Ltd.	3.6%
Nemetschek SE	3.6%
DBS Group Holdings Ltd.	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.1%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	19.7%
United Kingdom	14.8%
France	12.0%
Canada	8.7%
Germany	7.9%
Switzerland	6.1%
Ireland	4.7%
Austria	3.7%
Peru	3.6%
Cash & Other	18.8%
[41]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class I
Trading Symbol	ARIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.78%
[42]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 558,554,901
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$558,554,901
Number of Holdings	41
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Issuers	(%)
Brookfield Corp.	4.9%
Sony Group Corp.	4.6%
Safran SA	4.5%
Cameco Corp.	3.9%
Pan Pacific International Holdings Corp.	3.8%
Erste Group Bank AG	3.7%
Credicorp Ltd.	3.6%
Nemetschek SE	3.6%
DBS Group Holdings Ltd.	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.1%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	19.7%
United Kingdom	14.8%
France	12.0%
Canada	8.7%
Germany	7.9%
Switzerland	6.1%
Ireland	4.7%
Austria	3.7%
Peru	3.6%
Cash & Other	18.8%
[43]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class I-2
Trading Symbol	AIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$41	0.78%
[44]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 558,554,901
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$558,554,901
Number of Holdings	41
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Issuers	(%)
Brookfield Corp.	4.9%
Sony Group Corp.	4.6%
Safran SA	4.5%
Cameco Corp.	3.9%
Pan Pacific International Holdings Corp.	3.8%
Erste Group Bank AG	3.7%
Credicorp Ltd.	3.6%
Nemetschek SE	3.6%
DBS Group Holdings Ltd.	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.1%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	19.7%
United Kingdom	14.8%
France	12.0%
Canada	8.7%
Germany	7.9%
Switzerland	6.1%
Ireland	4.7%
Austria	3.7%
Peru	3.6%
Cash & Other	18.8%
[45]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class H
Shareholder Report [Line Items]
Fund Name	Aristotle Pacific EXclusive Fund Series H
Class Name	Class H
Trading Symbol	APXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series H for the period of June 23, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class H	$0	0.00%
[46]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 5,173,929
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,173,929
Number of Holdings	41
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Banco Mercantil del Norte SA/Grand Cayman	4.0%
Burford Capital Global Finance LLC	3.9%
IMA Financial Group, Inc.	3.9%
TK Elevator US Newco, Inc.	3.9%
Indicor LLC	3.9%
Epicor Software Corp.	3.9%
USI, Inc./NY	3.9%
Chariot Buyer LLC	3.9%
CoreLogic, Inc.	3.9%
Avolon TLB Borrower 1 US LLC	3.9%
Sector Breakdown (%)
[47]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Pacific EXclusive Fund Series I
Class Name	Class I
Trading Symbol	APXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series I for the period of June 23, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$0	0.00%
[48]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,312,337
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,312,337
Number of Holdings	33
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	10.2%
BRAVO Residential Funding Trust	9.9%
Angel Oak Mortgage Trust LLC	8.4%
Elmwood CLO Ltd.	7.6%
Dryden Senior Loan Fund	7.0%
Santander Consumer USA Holdings, Inc.	6.1%
Carvana Auto Receivables Trust	5.0%
Upstart Securitization Trust	4.5%
SMB Private Education Loan Trust	4.2%
Northwestern Mutual Life Insurance Co.	3.3%
Sector Breakdown (%)
[49]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class A
Trading Symbol	POEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.70%
[50]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 283,989,108
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$283,989,108
Number of Holdings	18
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	12.0%
iShares Russell 2000 Value ETF	9.9%
Aristotle International Equity Fund	9.0%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
iShares Russell 2000 Growth ETF	4.5%
Vanguard FTSE All World ex-US Small-Cap ETF	3.0%
iShares Core U.S. REIT ETF	2.5%
Security Type Breakdown (%)
[51]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class C
Trading Symbol	POCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$79	1.45%
[52]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%
Net Assets	$ 283,989,108
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$283,989,108
Number of Holdings	18
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	12.0%
iShares Russell 2000 Value ETF	9.9%
Aristotle International Equity Fund	9.0%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
iShares Russell 2000 Growth ETF	4.5%
Vanguard FTSE All World ex-US Small-Cap ETF	3.0%
iShares Core U.S. REIT ETF	2.5%
Security Type Breakdown (%)
[53]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class I-2
Trading Symbol	POEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$25	0.45%
[54]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 283,989,108
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$283,989,108
Number of Holdings	18
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	12.0%
iShares Russell 2000 Value ETF	9.9%
Aristotle International Equity Fund	9.0%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
iShares Russell 2000 Growth ETF	4.5%
Vanguard FTSE All World ex-US Small-Cap ETF	3.0%
iShares Core U.S. REIT ETF	2.5%
Security Type Breakdown (%)
[55]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class A
Trading Symbol	POAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$36	0.70%
[56]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 125,130,654
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$125,130,654
Number of Holdings	19
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	27.0%
Aristotle Core Bond Fund	18.4%
Aristotle High Yield Bond Fund	10.0%
Aristotle Short Duration Income Fund	9.5%
Aristotle Core Equity Fund	6.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares Russell 1000 Value ETF	4.4%
Aristotle Growth Equity Fund	2.9%
Aristotle Floating Rate Income Fund	2.5%
iShares TIPS Bond ETF	2.5%
Security Type Breakdown (%)
[57]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class C
Trading Symbol	POACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$75	1.45%
[58]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Net Assets	$ 125,130,654
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$125,130,654
Number of Holdings	19
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	27.0%
Aristotle Core Bond Fund	18.4%
Aristotle High Yield Bond Fund	10.0%
Aristotle Short Duration Income Fund	9.5%
Aristotle Core Equity Fund	6.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares Russell 1000 Value ETF	4.4%
Aristotle Growth Equity Fund	2.9%
Aristotle Floating Rate Income Fund	2.5%
iShares TIPS Bond ETF	2.5%
Security Type Breakdown (%)
[59]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class I-2
Trading Symbol	PLCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$23	0.45%
[60]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 125,130,654
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$125,130,654
Number of Holdings	19
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	27.0%
Aristotle Core Bond Fund	18.4%
Aristotle High Yield Bond Fund	10.0%
Aristotle Short Duration Income Fund	9.5%
Aristotle Core Equity Fund	6.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares Russell 1000 Value ETF	4.4%
Aristotle Growth Equity Fund	2.9%
Aristotle Floating Rate Income Fund	2.5%
iShares TIPS Bond ETF	2.5%
[61]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class A
Trading Symbol	PODAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.70%
[62]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 655,298,211
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$655,298,211
Number of Holdings	19
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
iShares Russell 1000 Value ETF	13.4%
Aristotle Growth Equity Fund	11.4%
Aristotle International Equity Fund	7.0%
iShares Russell 2000 Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.5%
Aristotle Core Income Fund	6.2%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle Short Duration Income Fund	5.5%
Aristotle Core Bond Fund	4.2%
[63]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class C
Trading Symbol	PODCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$78	1.45%
[64]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%
Net Assets	$ 655,298,211
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$655,298,211
Number of Holdings	19
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
iShares Russell 1000 Value ETF	13.4%
Aristotle Growth Equity Fund	11.4%
Aristotle International Equity Fund	7.0%
iShares Russell 2000 Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.5%
Aristotle Core Income Fund	6.2%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle Short Duration Income Fund	5.5%
Aristotle Core Bond Fund	4.2%
Security Type Breakdown (%)
[65]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class I-2
Trading Symbol	PMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.45%
[66]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 655,298,211
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$655,298,211
Number of Holdings	19
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
iShares Russell 1000 Value ETF	13.4%
Aristotle Growth Equity Fund	11.4%
Aristotle International Equity Fund	7.0%
iShares Russell 2000 Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.5%
Aristotle Core Income Fund	6.2%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle Short Duration Income Fund	5.5%
Aristotle Core Bond Fund	4.2%
Security Type Breakdown (%)
[67]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class A
Trading Symbol	POBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.70%
[68]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 190,706,701
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$190,706,701
Number of Holdings	19
Portfolio Turnover Rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	20.1%
Aristotle Core Bond Fund	14.7%
Aristotle Core Equity Fund	13.4%
Aristotle High Yield Bond Fund	8.0%
iShares Russell 1000 Value ETF	7.9%
Aristotle Short Duration Income Fund	7.0%
Aristotle Growth Equity Fund	4.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
iShares Russell Mid-Cap Growth ETF	3.0%
Security Type Breakdown (%)
[69]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class C
Trading Symbol	POBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$76	1.45%
[70]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%
Net Assets	$ 190,706,701
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$190,706,701
Number of Holdings	19
Portfolio Turnover Rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	20.1%
Aristotle Core Bond Fund	14.7%
Aristotle Core Equity Fund	13.4%
Aristotle High Yield Bond Fund	8.0%
iShares Russell 1000 Value ETF	7.9%
Aristotle Short Duration Income Fund	7.0%
Aristotle Growth Equity Fund	4.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
iShares Russell Mid-Cap Growth ETF	3.0%
Security Type Breakdown (%)
[71]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class I-2
Trading Symbol	PMCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.45%
[72]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 190,706,701
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$190,706,701
Number of Holdings	19
Portfolio Turnover Rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	20.1%
Aristotle Core Bond Fund	14.7%
Aristotle Core Equity Fund	13.4%
Aristotle High Yield Bond Fund	8.0%
iShares Russell 1000 Value ETF	7.9%
Aristotle Short Duration Income Fund	7.0%
Aristotle Growth Equity Fund	4.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
iShares Russell Mid-Cap Growth ETF	3.0%
Security Type Breakdown (%)
[73]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class A
Trading Symbol	POCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.70%
[74]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 692,497,230
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$692,497,230
Number of Holdings	19
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Income Fund	13.4%
Aristotle Growth Equity Fund	12.7%
iShares Russell 1000 Value ETF	11.2%
Aristotle Core Bond Fund	8.9%
Aristotle Short Duration Income Fund	8.0%
iShares Russell Mid-Cap Growth ETF	4.5%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Value ETF	3.5%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
[75]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class C
Trading Symbol	POMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.45%
[76]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Net Assets	$ 692,497,230
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$692,497,230
Number of Holdings	19
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Income Fund	13.4%
Aristotle Growth Equity Fund	12.7%
iShares Russell 1000 Value ETF	11.2%
Aristotle Core Bond Fund	8.9%
Aristotle Short Duration Income Fund	8.0%
iShares Russell Mid-Cap Growth ETF	4.5%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Value ETF	3.5%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
[77]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class I-2
Trading Symbol	POMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.45%
[78]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 692,497,230
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$692,497,230
Number of Holdings	19
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Income Fund	13.4%
Aristotle Growth Equity Fund	12.7%
iShares Russell 1000 Value ETF	11.2%
Aristotle Core Bond Fund	8.9%
Aristotle Short Duration Income Fund	8.0%
iShares Russell Mid-Cap Growth ETF	4.5%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Value ETF	3.5%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
[79]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class A
Trading Symbol	PLADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.75%
[80]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 1,001,772,040
Holdings Count | $ / shares	304
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
[81]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class C
Trading Symbol	PLCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$76	1.50%
[82]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Net Assets	$ 1,001,772,040
Holdings Count | $ / shares	304
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
[83]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class I
Trading Symbol	PLSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$20	0.39%
[84]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,001,772,040
Holdings Count | $ / shares	304
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
[85]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class I-2
Trading Symbol	PLDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$25	0.49%
[86]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,001,772,040
Holdings Count | $ / shares	304
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
[87]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class A
Trading Symbol	ARABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.15%
[88]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 141,753,888
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
[89],[90]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class C
Trading Symbol	AISBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$98	1.90%
[91]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
Net Assets	$ 141,753,888
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
[92],[93]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class I
Trading Symbol	ARIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.90%
[94]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 141,753,888
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
[95],[96]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class I-2
Trading Symbol	AIBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$47	0.90%
[97]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 141,753,888
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
[98],[99]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class R6
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	ARRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$44	0.85%
[100]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 141,753,888
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
[101],[102]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	ARAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.15%
[103]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 28,689,314
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
[104],[105]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	AISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	1.90%
[106]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%
Net Assets	$ 28,689,314
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
[107],[108]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	ARIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.85%
[109]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 28,689,314
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
[110],[111]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class I-2
Trading Symbol	AIHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$47	0.90%
[112]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 28,689,314
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
[113],[114]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class A
Trading Symbol	PLSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.94%
[115]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 4,051,068,113
Holdings Count | $ / shares	489
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
[116]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class C
Trading Symbol	PLCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$87	1.69%
[117]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.69%
Net Assets	$ 4,051,068,113
Holdings Count | $ / shares	489
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
[118]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class I
Trading Symbol	PLSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
[119]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 4,051,068,113
Holdings Count | $ / shares	489
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
[120]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class I-2
Trading Symbol	PLSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$36	0.69%
[121]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 4,051,068,113
Holdings Count | $ / shares	489
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
[122]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class A
Trading Symbol	PLUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$29	0.57%
[123]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 28,191,018
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,191,018
Number of Holdings	99
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	7.6%
American Airlines Group, Inc.	6.2%
Neuberger Berman CLO Ltd.	4.4%
Bank of America Corp.	4.3%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	3.9%
Santander Consumer USA Holdings, Inc.	3.7%
United Airlines, Inc.	3.2%
Magnetite CLO Ltd.	2.8%
HSBC Holdings PLC	2.5%
Sector Breakdown (%)
[124]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class I
Trading Symbol	PLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$16	0.32%
[125]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 28,191,018
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,191,018
Number of Holdings	99
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	7.6%
American Airlines Group, Inc.	6.2%
Neuberger Berman CLO Ltd.	4.4%
Bank of America Corp.	4.3%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	3.9%
Santander Consumer USA Holdings, Inc.	3.7%
United Airlines, Inc.	3.2%
Magnetite CLO Ltd.	2.8%
HSBC Holdings PLC	2.5%
Sector Breakdown (%)
[126]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class I-2
Trading Symbol	PLUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$16	0.32%
[127]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 28,191,018
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,191,018
Number of Holdings	99
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	7.6%
American Airlines Group, Inc.	6.2%
Neuberger Berman CLO Ltd.	4.4%
Bank of America Corp.	4.3%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	3.9%
Santander Consumer USA Holdings, Inc.	3.7%
United Airlines, Inc.	3.2%
Magnetite CLO Ltd.	2.8%
HSBC Holdings PLC	2.5%
Sector Breakdown (%)
[128]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class A
Trading Symbol	ARAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.94%
[129]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 553,886,396
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
[130],[131]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class I
Trading Symbol	ARIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.69%
[132]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 553,886,396
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
[133],[134]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class I-2
Trading Symbol	AIQQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$36	0.69%
[135]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 553,886,396
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
[136],[137]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class R6
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class R6
Trading Symbol	ARRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$32	0.61%
[138]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 553,886,396
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
[139],[140]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle/Saul Global Equity Fund
Class Name	Class I-2
Trading Symbol	AIOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$44	0.81%
[141]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%
Net Assets	$ 31,026,411
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$31,026,411
Number of Holdings	49
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Cameco Corp.	4.6%
Microsoft Corp.	4.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.5%
Martin Marietta Materials, Inc.	3.5%
Lennar Corp.	3.4%
Sony Group Corp.	3.1%
DBS Group Holdings Ltd.	3.0%
FirstCash Holdings, Inc.	2.8%
Alphabet, Inc.	2.6%
Brookfield Corp.	2.6%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	42.2%
Japan	16.9%
Canada	7.2%
Germany	6.9%
France	3.4%
Singapore	3.0%
United Kingdom	3.0%
Ireland	2.9%
Switzerland	2.7%
Cash & Other	11.8%
[142],[143]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports

[1]
*	Annualized

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Annualized

[4]
*	Percentages are stated as a percent of net assets.

[5]
*	Annualized

[6]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Percentages are stated as a percent of net assets.

[8]
*	Annualized

[9]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	Annualized

[11]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	Percentages are stated as a percent of net assets.

[13]
*	Annualized

[14]
*	Annualized

[15]
*	Percentages are stated as a percent of net assets.

[16]
*	Annualized

[17]
*	Annualized

[18]
*	Percentages are stated as a percent of net assets.

[19]
*	Annualized

[20]
*	Annualized

[21]
*	Percentages are stated as a percent of net assets.

[22]
*	Annualized

[23]
*	Annualized

[24]
*	Percentages are stated as a percent of net assets.

[25]
*	Annualized

[26]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[27]
*	Annualized

[28]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[29]
*	Percentages are stated as a percent of net assets.

[30]
*	Annualized

[31]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[32]
*	Percentages are stated as a percent of net assets.

[33]
*	Annualized

[34]
*	Percentages are stated as a percent of net assets.

[35]
*	Annualized

[36]
*	Percentages are stated as a percent of net assets.

[37]
*	Annualized

[38]
*	Percentages are stated as a percent of net assets.

[39]
*	Annualized

[40]
*	Annualized

[41]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[42]
*	Annualized

[43]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[44]
*	Annualized

[45]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[46]
*	Annualized

[47]
*	Percentages are stated as a percent of net assets.

[48]
*	Annualized

[49]
*	Percentages are stated as a percent of net assets.

[50]
*	Annualized

[51]
*	Percentages are stated as a percent of net assets.

[52]
*	Annualized

[53]
*	Percentages are stated as a percent of net assets.

[54]
*	Annualized

[55]
*	Percentages are stated as a percent of net assets.

[56]
*	Annualized

[57]
*	Percentages are stated as a percent of net assets.

[58]
*	Annualized

[59]
*	Percentages are stated as a percent of net assets.

[60]
*	Annualized

[61]
*	Percentages are stated as a percent of net assets.

[62]
*	Annualized

[63]
*	Percentages are stated as a percent of net assets.

[64]
*	Annualized

[65]
*	Percentages are stated as a percent of net assets.

[66]
*	Annualized

[67]
*	Percentages are stated as a percent of net assets.

[68]
*	Annualized

[69]
*	Percentages are stated as a percent of net assets.

[70]
*	Annualized

[71]
*	Percentages are stated as a percent of net assets.

[72]
*	Annualized

[73]
*	Percentages are stated as a percent of net assets.

[74]
*	Annualized

[75]
*	Percentages are stated as a percent of net assets.

[76]
*	Annualized

[77]
*	Percentages are stated as a percent of net assets.

[78]
*	Annualized

[79]
*	Percentages are stated as a percent of net assets.

[80]
*	Annualized

[81]
*	Percentages are stated as a percent of net assets.

[82]
*	Annualized

[83]
*	Percentages are stated as a percent of net assets.

[84]
*	Annualized

[85]
*	Percentages are stated as a percent of net assets.

[86]
*	Annualized

[87]
*	Percentages are stated as a percent of net assets.

[88]
*	Annualized

[89]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[90]
*	Percentages are stated as a percent of net assets.

[91]
*	Annualized

[92]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[93]
*	Percentages are stated as a percent of net assets.

[94]
*	Annualized

[95]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[96]
*	Percentages are stated as a percent of net assets.

[97]
*	Annualized

[98]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[99]
*	Percentages are stated as a percent of net assets.

[100]
*	Annualized

[101]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[102]
*	Percentages are stated as a percent of net assets.

[103]
*	Annualized

[104]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[105]
*	Percentages are stated as a percent of net assets.

[106]
*	Annualized

[107]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[108]
*	Percentages are stated as a percent of net assets.

[109]
*	Annualized

[110]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[111]
*	Percentages are stated as a percent of net assets.

[112]
*	Annualized

[113]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[114]
*	Percentages are stated as a percent of net assets.

[115]
*	Annualized

[116]
*	Percentages are stated as a percent of net assets.

[117]
*	Annualized

[118]
*	Percentages are stated as a percent of net assets.

[119]
*	Annualized

[120]
*	Percentages are stated as a percent of net assets.

[121]
*	Annualized

[122]
*	Percentages are stated as a percent of net assets.

[123]
*	Annualized

[124]
*	Percentages are stated as a percent of net assets.

[125]
*	Annualized

[126]
*	Percentages are stated as a percent of net assets.

[127]
*	Annualized

[128]
*	Percentages are stated as a percent of net assets.

[129]
*	Annualized

[130]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[131]
*	Percentages are stated as a percent of net assets.

[132]
*	Annualized

[133]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[134]
*	Percentages are stated as a percent of net assets.

[135]
*	Annualized

[136]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[137]
*	Percentages are stated as a percent of net assets.

[138]
*	Annualized

[139]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[140]
*	Percentages are stated as a percent of net assets.

[141]
*	Annualized

[142]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[143]
*	Percentages are stated as a percent of net assets.